Acquisitions Of Subsidiaries - Summary of Assets Acquired and Liabilities Recognized at the Date of Acquisition (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Aug. 03, 2020
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		$ 4
Intangible asset		5,836
Accounts, deposits and other receivables		38
Cash and cash equivalents		5,673
Accounts and other payables		(2,398)
Deferred tax liability		(992)
Total identifiable net assets	$ 175,085	8,161
AMTD Assets [Member]
Disclosure of detailed information about business combination [line items]
Interests in joint ventures	98,694
Property, plant and equipment	239,867
Cash and cash equivalents	3,860	$ 3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Accounts payable	(311)
Other payables and accruals	(1,581)
Contract liabilities	(688)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,972)
Total identifiable net assets	$ 175,085